Trade Payables - Summary of Trade payable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Line Items]
Liabilities subject to compromise			R$ (2,139,312)
Total trade payables		R$ 8,818,870	5,170,970
Current		5,225,862	5,170,970
Non-current		3,593,008
Trade payables subject to the Judicial Reorganization	[1]	3,794,610	246,472
Trade payables not subject to the Judicial Reorganization		5,024,260	4,924,498
Infrastructure, network and plant maintenance materials
Accounts Payable [Line Items]
Total trade payables		2,861,712	2,658,436
Services
Accounts Payable [Line Items]
Total trade payables		3,397,413	3,964,912
Rental of polls and rights-of-way
Accounts Payable [Line Items]
Total trade payables		191,723	399,996
ANATEL AGU
Accounts Payable [Line Items]
Total trade payables		7,147,137
Trade Notes, Accounts Payable and Other Liabilities
Accounts Payable [Line Items]
Total trade payables		647,856	293,478
Adjustment to present value
Accounts Payable [Line Items]
Total trade payables		R$ (5,426,971)
Liabilities Subject To Compromise [Member]
Accounts Payable [Line Items]
Liabilities subject to compromise			R$ (2,145,852)

[1]	Certain amounts initially recorded as liabilities subject to compromise (Note 29) were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court.